Related Party Transactions and Private Company Investment - Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Amounts due to related party	$ 169	$ 1
Amount due from related party	95,415
Directors and Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts due to related party	38	1
Related Company [Member]
Disclosure of transactions between related parties [line items]
Amounts due to related party	131
Private Co [Member]
Disclosure of transactions between related parties [line items]
Amount due from related party	95
Advancement [Member]
Disclosure of transactions between related parties [line items]
Amount due from related party	$ 24